--------------------------------------------------------------------------------

                               John Hancock Funds

                                    Utilities
                                      Fund

                                  FINAL REPORT

                                December 5, 1997

--------------------------------------------------------------------------------

                       John Hancock Funds - Utilities Fund

                                    Trustees
                             Edward J. Boudreau, Jr.
                              Dennis S. Aronowitz*
                            Richard P. Chapman, Jr.*
                              William J. Cosgrove*
                               Douglas M. Costle*
                               Leland O. Erdahl *
                              Richard A. Farrell *
                                 Gail D. Fosler*
                               William F. Glavin *
                                 Anne C. Hodsdon
                                 John A. Moore*
                             Patti McGill Peterson*
                                 John W. Pratt*
                               Richard S. Scipione
                                Edward Spellman*
                        * Members of the Audit Committee

                                    Officers
                             Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                                Vice Chairman and
                            Chief Investment Officer
                                 Anne C. Hodsdon
                                    President
                                 James B. Little
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                                Thomas H. Connors
                  Second Vice President and Compliance Officer

                                    Custodian
                         Investors Bank & Trust Company
                              200 Clarendon Street
                           Boston, Massachusetts 02116

                                 Transfer Agent
                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                               Investment Adviser
                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                              Principal Distributor
                            John Hancock Funds, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                  Legal Counsel
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109

                      John Hancock Funds - Utilities Fund

Statement of Assets and Liabilities
Final Report December 5, 1997* (Unaudited)
-------------------------------------------------------------------------------------------------------------------------

Assets:

    Investments at value - Note C:

                            Common stocks              (cost -  $ 41,698,085 )                                $53,683,554
                            Preferred stocks           (cost -  $  9,755,003 )                                 10,566,963
                            Joint repurchase agreement (cost -  $  1,348,000 )                                  1,348,000
                            Corporate savings account                                                                 466
                                                                                                       -------------------
                                                                                                               65,598,983

    Receivable for shares sold                                                                                     59,871
    Dividends and interest receivable                                                                             168,389
    Foreign tax receivable                                                                                            645
    Other assets                                                                                                    2,331
                                                                                                       -------------------
                                                                            Total Assets                       65,830,219
                                                                            ----------------------------------------------
Liabilities:

    Payable for shares repurchased                                                                                 14,805
    Payable to John Hancock Advisers, Inc.
                            and affiliates - Note B                                                                56,838
    Accounts payable and accrued expenses                                                                          34,209
                                                                                                       -------------------
                                                                            Total Liabilities                     105,852
                                                                            ----------------------------------------------
Net Assets:

    Capital paid-in                                                                                            52,876,207
    Accumulated net realized gain on investments                                                                 (26,208)
    Net unrealized appreciation of investments                                                                 12,797,822
    Undistributed net investment income                                                                            76,546
                                                                                                       ===================
                                                                            Net Assets                        $65,724,367
                                                                            ==============================================

Net Asset Value Per Share:

    (Based on net asset values and shares of beneficial interest outstanding - unlimited number of shares authorized with no par value)

    Class A -                                   $22,250,320       2,249,804                                         $9.89
    ======================================================================================================================
    Class B -                                   $43,474,047       4,410,225                                         $9.86
    ======================================================================================================================
Maximum Offering Price Per Share**

                  Class A -  ($9.89 x 105.26%)                                                                     $10.41
    ======================================================================================================================

    * The net assets of the John Hancock Utilities Fund ("the Fund") were merged into the John Hancock Growth and Income Fund as of the close of business on December 5, 1997 and the Fund was subsequently terminated. The Statement of Assets and Liabilities reflect the Fund's position prior to the transfer of net assets and the termination of the Fund. (See Note A to the Notes to Financial Statements).

    ** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      John Hancock Funds - Utilities Fund

Statement of Operations
For the Period January 1, 1997 to December 5, 1997* (Unaudited)

================================================================

Investment Income:
   Dividends (net of foreign withholding taxes of $7,750)   $   2,949,248
   Interest                                                       105,089
                                                       -------------------
                                                                3,054,337
                                                       -------------------

   Expenses:
   Investment management fee - Note B                             443,132
   Distribution and service fee - Note B
     Class A                                                       62,639
     Class B                                                      424,248
   Transfer agent fee - Note B                                    177,174
   Custodian fee                                                   39,349
   Registration and filing fees                                    21,507
   Organization expense - Note A                                   19,215
   Auditing fee                                                    17,400
   Financial services fee - Note B                                 11,563
   Printing                                                         9,742
   Trustees'fees                                                    5,646
   Miscellaneous                                                    2,708
   Legal fees                                                         796
                                                       -------------------
            Total Expenses                                      1,235,119
            --------------------------------------------------------------
            Less Expense Reductions - Note B                     (254,572)
            --------------------------------------------------------------
            Net Expenses                                          980,547
            --------------------------------------------------------------
            Net Investment Income                               2,073,790
            --------------------------------------------------------------

Realized and Unrealized Gain on Investments:
   Net realized gain on investments sold                        3,480,764
   Change in net unrealized appreciation/depreciation
   of investments                                               5,590,650
                                                       -------------------
            Net Realized and Unrealized
            Gain on Investments                                 9,071,414
            --------------------------------------------------------------
            Net Increase in Net Assets
            Resulting from Operations                      $   11,145,204
            ==============================================================

      * The net assets of the John Hancock Utilities Fund ("the Fund") were merged into the John Hancock Growth and Income Fund as of the close of business on December 5, 1997 and the Fund was subsequently terminated. The Statement of Operations reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. (See Note A to the Notes to Financial Statements).

                       SEE NOTES TO FINANCIAL STATEMENTS

                       John Hancock Funds - Utilities Fund

Statement of Changes in Net Assets
==============================================================================================================

                                                                            PERIOD FROM       FOR THE PERIOD
                                                            YEAR ENDED    JUNE 1, 1996 TO   JANUARY 1, 1997 TO
                                                              MAY 31,       DECEMBER 31,    DECEMBER 5, 1997**
                                                               1996           1996 (1)          (UNAUDITED)
                                                           ------------ ------------------ --------------------

Increase (Decrease) in Net Assets:
From Operations:
   Net investment income                                    $2,821,920         $2,112,347       $2,073,790
   Net realized gain on investments sold                     3,976,064          2,892,488        3,480,764
   Change in net unrealized appreciation/
       depreciation of investments                           2,347,755          2,412,392        5,590,650
                                                           ------------ ------------------ --------------------
   Net Increase in Net Assets Resulting from Operations      9,145,739          7,417,227       11,145,204
                                                           ------------ ------------------ --------------------

Distributions to Shareholders:
   Dividends from net investment income
     Class A - ($0.4066, $0.3540 and $0.2767
        per share, respectively)                            (1,082,445)          (858,923)        (778,200)
     Class B - ($0.3441, $0.3052 and $0.2283
        per share, respectively)                            (1,783,735)        (1,614,575)      (1,293,821)
   Distributions from net realized gain on investments sold
     Class A - ($0.0963, $0.7294 and $0.5262
        per share, respectively)                              (311,873)        (1,758,261)      (1,124,618)
     Class B - ($0.0963, $0.7294 and $0.5262
        per share, respectively)                              (513,330)        (3,816,535)      (2,216,719)
                                                           ------------ ------------------ --------------------
     Total Distributions to Shareholders                    (3,691,383)        (8,048,294)      (5,413,358)
                                                           ------------ ------------------ --------------------

From Fund Share Transactions - Net:*                         7,306,556          5,121,469      (14,831,485)
                                                           ------------ ------------------ --------------------

Net Assets:

   Beginning of period                                      57,572,692         70,333,604       74,824,006
                                                           ------------ ------------------ --------------------
   End of period (including undistributed net
   investment income $361,151 and distributions
     in excess of net investment income of $1,796,
     and undistributed net investment income of
     $76,546, respectively)                                $70,333,604        $74,824,006      $65,724,367
                                                           ============ ================== ====================

* Analysis of Fund Share Transactions:

                                                                                                           FOR THE PERIOD
                                                                              PERIOD FROM                JANUARY 1, 1997 TO
                                                   YEAR ENDED               JUNE 1, 1996 TO              DECEMBER 5, 1997**
                                                  MAY 31, 1996            DECEMBER 31, 1996 (1)              (UNAUDITED)
                                         ----------------------------  -------------------------    -----------------------------
                                           SHARES         AMOUNT         SHARES       AMOUNT          SHARES          AMOUNT
                                         ------------  --------------  -----------  ------------    ------------   --------------
CLASS A
 Shares sold                                4,072,162    $35,815,891     1,071,338     $9,968,327        372,763       $3,480,519
 Shares issued to shareholders in
   reinvestment of distributions              107,077        941,191       265,854      2,397,803        176,999        1,708,637
                                         ------------ --------------   -----------   ------------   ------------   --------------
                                            4,179,239     36,757,082     1,337,192     12,366,130        549,762        5,189,156
 Less shares repurchased                   (3,987,048)   (35,252,919)   (1,175,294)   (10,956,893)      (922,693)      (8,624,482)
                                         ------------ --------------   -----------   ------------   ------------   --------------
 Net increase (decrease)                      192,191     $1,504,163       161,898     $1,409,237       (372,931)     ($3,435,326)
                                         ============ ==============   ===========   ============   ============   ==============
CLASS B
 Shares sold                                2,183,807    $18,762,882       835,138     $7,777,441        463,218       $4,236,226
 Shares issued to shareholders in
   reinvestment of distributions              161,956      1,417,990       489,560      4,404,386        291,918        2,813,770
                                         ------------ --------------   -----------   ------------   ------------   --------------
                                            2,345,763     20,180,872     1,324,698     12,181,827        755,136        7,049,996
 Less shares repurchased                   (1,656,864)   (14,378,479)     (904,956)    (8,469,595)    (1,990,859)     (18,446,155)
                                         ------------ --------------   -----------   ------------   ------------   --------------
 Net increase (decrease)                      688,899     $5,802,393       419,742     $3,712,232     (1,235,723)    ($11,396,159)
                                         ============ ==============   ===========   ============   ============   ==============

** The net assets of the John Hancock Utilities Fund ("the Fund") were merged into the John Hancock Growth and Income Fund as of the close of business on December 5, 1997 and the Fund was subsequently terminated. The Statement of Changes in Net Assets reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. (See Note A to the Notes to Financial Statements). (1) Effective December 31, 1996, the fiscal year end changed from May 31 to December 31.

                       SEE NOTES TO FINANCIAL STATEMENTS

                John Hancock Funds - John Hancock Utilities Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are listed as follows:

-------------------------------------------------------------------------------

                                                                                        YEAR ENDED MAY 31,
                                                                           ------------------------------------------
                                                                            1994 (1)            1995          1996
                                                                           ----------        ----------     ---------

CLASS A

Per Share Operating Performance
   Net Asset Value, Beginning of Period                                   $      8.50       $      8.26    $     8.48
                                                                           ----------        ----------     ---------
   Net Investment Income (2)                                                     0.12              0.44          0.41
   Net Realized and Unrealized Gain (Loss) on
      Investments and Foreign Currency Transactions                             (0.36)             0.12          0.79
                                                                           ----------        ----------     ---------
     Total from Investment Operations                                           (0.24)             0.56          1.20
                                                                           ----------        ----------     ---------
   Less Distributions:
   Dividends from Net Investment Income                                          ----             (0.34)        (0.41)
   Distributions from Net Realized Gain on
      Investments Sold                                                           ----              ----         (0.10)
                                                                           ----------        ----------     ---------
     Total Distributions                                                         ----             (0.34)        (0.51)
                                                                           ----------        ----------     ---------
   Net Asset Value, End of Period                                         $      8.26       $      8.48    $     9.17
                                                                           ==========        ==========     =========
   Total Investment Return at Net Asset Value (3)                               (2.82%)(4)         7.10%        14.44%
   Total Adjusted Investment Return at Net Asset
      Value (3,5)                                                              (13.89%)(4)         6.44%        14.01%

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted)                               $       781       $    19,229    $   22,574
   Ratio of Expenses to Average Net Assets                                       1.00%(6)          1.04%         1.04%
   Ratio of Adjusted Expenses to Average Net Assets (7)                         12.07%(6)          1.70%         1.47%
   Ratio of Net Investment Income to Average
      Net Assets                                                                 4.53%(6)          5.39%         4.49%
   Ratio of Net Investment Income (Loss) to Average
      Net Assets (7)                                                            (6.54%)(6)         4.73%         4.06%
   Portfolio Turnover Rate                                                          6%               98%          124%
   Fee Reduction Per Share (2)                                            $      0.27       $      0.05    $     0.04
   Average Brokerage Commission Rate (8)                                          N/A               N/A           N/A

CLASS B

Per Share Operating Performance
   Net Asset Value, Beginning of Period                                   $      8.50       $      8.25    $     8.45
                                                                           ----------        ----------     ---------
   Net Investment Income (2)                                                     0.08              0.38          0.34
   Net Realized and Unrealized Gain (Loss) on
      Investments and Foreign Currency Transactions                             (0.33)             0.12          0.79
                                                                           ----------        ----------     ---------
     Total from Investment Operations                                           (0.25)             0.50          1.13
                                                                           ----------        ----------     ---------
   Less Distributions:

   Dividends from Net Investment Income                                          ----             (0.30)        (0.34)
   Distributions from Net Realized Gain on
      Investments Sold                                                           ----              ----         (0.10)
                                                                           ----------        ----------     ---------
     Total Distributions                                                         ----             (0.30)        (0.44)
                                                                           ----------        ----------     ---------
   Net Asset Value, End of Period                                         $      8.25       $      8.45    $     9.14
                                                                           ==========        ==========     =========
   Total Investment Return at Net Asset Value (3)                               (2.94%)(4)         6.31%        13.68%
   Total Adjusted Investment Return at Net Asset
      Value (3,5)                                                              (14.01%)(4)         5.65%        13.25%

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted)                               $       445       $    38,344    $   47,759
   Ratio of Expenses to Average Net Assets                                       1.72%(6)          1.71%         1.77%
   Ratio of Adjusted Expenses to Average Net Assets (7)                         12.79%(6)          2.37%         2.20%
   Ratio of Net Investment Income to Average
      Net Assets                                                                 4.20%(6)          4.64%         3.77%
   Ratio of Net Investment Income (Loss) to Average
      Net Assets (7)                                                            (6.87%)(6)         3.98%         3.34%
   Portfolio Turnover Rate                                                          6%               98%          124%
   Fee Reduction Per Share (2)                                            $      0.27       $      0.05    $     0.04
   Average Brokerage Commission Rate (8)                                          N/A               N/A           N/A

                                                                                                                  FOR THE PERIOD
                                                                                      PERIOD FROM               JANUARY 1, 1997 TO
                                                                                    JUNE 1, 1996 TO              DECEMBER 5, 1997
                                                                                  DECEMBER 31, 1996(9)             (UNAUDITED)
                                                                                 ----------------------          --------------

CLASS A

Per Share Operating Performance
   Net Asset Value, Beginning of Period                                                 $       9.17               $       9.07
                                                                                      --------------             --------------
   Net Investment Income (2)                                                                    0.30                       0.33
   Net Realized and Unrealized Gain (Loss) on
      Investments and Foreign Currency Transactions                                             0.68                       1.30
                                                                                      --------------             --------------
     Total from Investment Operations                                                           0.98                       1.63
                                                                                      --------------             --------------
   Less Distributions:
   Dividends from Net Investment Income                                                        (0.35)                     (0.28)
   Distributions from Net Realized Gain on
      Investments Sold                                                                         (0.73)                     (0.53)
                                                                                      --------------             --------------
     Total Distributions                                                                       (1.08)                     (0.81)
                                                                                      --------------             --------------
   Net Asset Value, End of Period                                                       $       9.07               $       9.89
                                                                                      ==============             ==============
   Total Investment Return at Net Asset Value (3)                                              11.05%(4)                  18.93%(4)
   Total Adjusted Investment Return at Net Asset
      Value (3,5)                                                                              10.78%(4)                  18.53%(4)

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted)                                             $     23,781               $     22,250
   Ratio of Expenses to Average Net Assets                                                      1.06%(6)                   1.08%(6)
   Ratio of Adjusted Expenses to Average Net Assets (7)                                         1.51%(6)                   1.48%(6)
   Ratio of Net Investment Income to Average
      Net Assets                                                                                5.44%(6)                   3.74%(6)
   Ratio of Net Investment Income (Loss) to Average
      Net Assets (7)                                                                            4.99%(6)                   3.34%(6)
   Portfolio Turnover Rate                                                                        48%                        62%
   Fee Reduction Per Share (2)                                                          $       0.02               $       0.04
   Average Brokerage Commission Rate (8)                                                $     0.0700               $     0.0700

CLASS B

Per Share Operating Performance
   Net Asset Value, Beginning of Period                                                 $       9.14               $       9.04
                                                                                      --------------             --------------
   Net Investment Income (2)                                                                    0.26                       0.26
   Net Realized and Unrealized Gain (Loss) on
      Investments and Foreign Currency Transactions                                             0.68                       1.32
                                                                                      --------------             --------------
     Total from Investment Operations                                                           0.94                       1.58
                                                                                      --------------             --------------
   Less Distributions:

   Dividends from Net Investment Income                                                        (0.31)                     (0.23)
   Distributions from Net Realized Gain on
      Investments Sold                                                                         (0.73)                     (0.53)
                                                                                      --------------             --------------
     Total Distributions                                                                       (1.04)                     (0.76)
                                                                                      --------------             --------------
   Net Asset Value, End of Period                                                       $       9.04               $       9.86
                                                                                    ================          =================
   Total Investment Return at Net Asset Value (3)                                              10.50%(4)                  18.24%(4)
   Total Adjusted Investment Return at Net Asset
      Value (3,5)                                                                              10.23%(4)                  17.84%(4)

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted)                                             $     51,043               $     43,474
   Ratio of Expenses to Average Net Assets                                                      1.75%(6)                   1.78%(6)
   Ratio of Adjusted Expenses to Average Net Assets (7)                                         2.20%(6)                   2.18%(6)
   Ratio of Net Investment Income to Average
      Net Assets                                                                                4.74%(6)                   3.05%(6)
   Ratio of Net Investment Income (Loss) to Average
      Net Assets (7)                                                                            4.29%(6)                   2.65%(6)
   Portfolio Turnover Rate                                                                        48%                        62%
   Fee Reduction Per Share (2)                                                          $       0.02               $       0.03
   Average Brokerage Commission Rate (8)                                                $     0.0700               $     0.0700

(1)   Class A and Class B shares commenced operations on February 1, 1994.
(2)   Based on the average of shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)   Not annualized
(5) An estimated total return calculation that does not take into consideration fee reductions by the Adviser during the periods shown.
(6)   Annualized
(7)   Unreimbursed, without fee reduction.
(8) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(9) Effective December 31, 1996, the fiscal year end changed from May 31 to December 31.

                       SEE NOTES TO FINANCIAL STATEMENTS

                       John Hancock Funds - Utilities Fund

Schedule of Investments
December 5, 1997 (Unaudited)

                                                NUMBER OF       MARKET
ISSUER DESCRIPTION                               SHARES          VALUE
------------------                               ------          -----
COMMON STOCKS

Insurance (0.76%)
Mid Ocean Ltd. (Bermuda)                          8,000    $    $501,500
                                                            ------------
Oil & Gas (8.21%)
Coastal Corp. (Class A)                          17,000        1,022,125

Columbia Gas System, Inc.                        11,000          820,187
El Paso Natural Gas Co.                          14,500          876,344

Tejas Gas Corp.*                                 19,800        1,205,325
Williams Cos., Inc. (The)                        28,000        1,468,250
                                                            ------------
                                                               5,392,231
                                                            ------------

Telecommunications (11.17%)
Bell Atlantic Corp.                              30,110        2,706,136
BellSouth Corp.                                  20,000        1,096,250
GTE Corp.                                        15,000          731,250
MCI Communications Corp.                         40,000        1,792,500
Telecomunicacoes Brasileiras S/A, American
      Depositary Receipts (ADR)(Brazil)           1,300          149,175
U.S. WEST Media Group*                           32,000          868,000
                                                            ------------
                                                               7,343,311
                                                            ------------

Utilities (61.54%)
Atmos Energy Corp.                               54,000        1,454,625
Bay State Gas Co.                                36,800        1,138,500
Boston Edison Co.                                46,000        1,607,125
CalEnergy Co., Inc*                              23,000          764,750
CMS Energy Corp.                                 47,000        1,830,062
Companhia Paranaense de Energia (ADR) (Brazil)   31,900          460,556
DTE Energy Co.                                   30,000          960,000
Eastern Enterprises                              27,000        1,090,125
Edison International                             33,000          899,250
Energen Corp.                                    50,000        1,962,500
Florida Progress                                 26,500          934,125
Corp.
IPALCO Enterprises, Inc.                         29,000        1,107,438
KeySpan Energy Corp.                             17,100          577,125
KN Energy Inc.                                   25,000        1,173,437
Long Island Lighting Co.                        133,000        3,599,312
MDU Resources Group, Inc.                        35,000        1,023,750
National Fuel Gas                                36,000        1,633,500
Co.
National Power PLC, (ADR) (United                 4,000          157,000
Kingdom)
New England Electric System                      37,000        1,517,000
NUI Corp.                                        52,000        1,332,500
Pacific Enterprises                              50,000        1,800,000
PacifiCorp                                       50,000        1,196,875

                       SEE NOTES TO FINANCIAL STATEMENTS

                       John Hancock Funds - Utilities Fund

                                                    NUMBER OF       MARKET
ISSUER DESCRIPTION                                   SHARES         VALUE
------------------                                   ------         -----
People's Energy Corp                                 30,000    $   1,096,875
Potomac Electric Power Co.                           23,000          566,375
PowerGen PLC, (ADR) (United Kingdom)                 13,000          688,188
Providence Energy Corp.                              42,000          795,375
Puget Sound Energy, Inc.                             32,000          884,000
Sierra Pacific Resources                             30,000        1,006,875
Southern Co.                                         36,000          841,500
Texas Utilities Co.                                  14,500          578,188
UtiliCorp United, Inc.                               47,000        1,612,687

Washington Gas Light Co.                             36,000          981,000
Washington Water Power Co.                           48,500        1,054,875
WICOR, Inc.                                          30,100        1,378,956
Yankee Energy System, Inc.                           31,000          742,063
                                                                ------------
                                                                  40,446,512
                                                                ------------

                                        TOTAL COMMON STOCKS
                                (Cost $41,698,085 )(81.68%)       53,683,554
                                                                ------------

PREFERRED STOCKS

Banks - United States (2.13%)
Chase Manhattan Corp., 10.84%, Ser C                 44,900        1,397,513
                                                                ------------
Diversified Operations (1.62%)
El Paso Tennessee Pipeline Co., 8.25%,Ser A          19,000        1,064,000
                                                                ------------
Financial Services (3.86%)
Salomon Inc. 7.625%, Ser FSA                         65,000        2,535,000
                                                                ------------
Food (1.13%)
Ralston Purina Co., 7.00%                            11,000          741,125
                                                                ------------
Insurance (1.84%)
Conseco, Inc., 7.00%                                  7,700        1,210,825
                                                                ------------
Tobacco (2.28%)
DECS Trust, 8.50%                                    60,000        1,500,000
                                                                ------------
Utilities (3.22%)
Capita Preferred Trust, 9.06%                        20,000          538,750
MCN Michigan, L.P., 9.375%, Ser A                    30,000          791,250
Sprint Corp. 8.25%                                   19,000          788,500
                                                                ------------
                                                                   2,118,500
                                                                ------------

                                     TOTAL PREFERRED STOCKS
                                  (Cost $9,755,003)(16.08%)       10,566,963
                                                                ------------

                   TOTAL COMMON STOCKS AND PREFERRED STOCKS
                                 (Cost $51,453,088)(97.76%)       64,250,517
                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                       John Hancock Funds - Utilities Fund

                                                              INTEREST         PAR VALUE            MARKET
ISSUER DESCRIPTION                                              RATE         (000s OMITTED)          VALUE
------------------                                              ----         --------------          -----

SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (2.05%)
Investment in a joint repurchase agreement
   transaction with Hong Kong & Shanghai Banking Corp. -
   Dated 12-05-97, Due 12-08-97 (secured by U.S.
   Treasury Bonds, 6.875% thru 9.125%
   Due 05-15-09 thru 08-15-25 and U.S Treasury
   Notes, 5.625% thru 9.125% Due 05-15-99 thru 10-15-06)
   Note A                                                      5.44%             $1,348          $1,348,000
                                                                                           ----------------

Corporate Savings Account ( 0.00%)
Investors Bank & Trust Company
 Daily Interest Savings Account
 Current Rate 4.95%                                                                                     466
                                                                                           ----------------
                                                   TOTAL SHORT-TERM INVESTMENTS (2.05%)           1,348,466
                                                                                           ----------------
                                                             TOTAL INVESTMENTS (99.81%)         $65,598,983
                                                                                           ================

* Non-income producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS

                        Notes to the Financial Statements
                       John Hancock Funds - Utilities Fund

(UNAUDITED)
NOTE A -
ACCOUNTING POLICIES

John Hancock Capital Series (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of three series portfolios: John Hancock Utilities Fund (the "Fund"), John Hancock Independence Equity Fund and John Hancock Special Value Fund. The other two series of the Trust are reported in separate financial statements. The investment objective of the Fund is to seek current income and, to the extent consistent with objective, growth of income and long-term growth of capital.

      The Trustees authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represented an interest in the same portfolio of investments of the Fund and had equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may have been applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bore distribution and service expenses under terms of a distribution plan have exclusive voting rights regarding that distribution plan.

      On November 12, 1997, the shareholders of the Fund approved a plan of reorganization between the Fund and John Hancock Growth and Income Fund ("Growth and Income Fund") providing for the transfer of substantially all of the assets and liabilities of the Fund to the Growth and Income Fund in exchange solely for shares of beneficial interest of Growth and Income Fund. After this transaction and as of the close of business December 5, 1997, the Fund was terminated. The financial statements presented herein reflect the position of the Fund prior to the exchange of net assets and termination of the Fund.

      Significant policies of the Fund were as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio were valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt instruments maturing within 60 days were valued at amortized cost which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies had been translated into U.S. dollars as described in "Foreign Currency Translation" below.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances were invested in one or more repurchase agreements, whose underlying securities were obligations of the U.S. government and/or its agencies. The Fund's custodian bank received delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser was responsible for ensuring that the agreement was fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis. Capital gains realized on some foreign securities were subject to foreign taxes and are accrued as applicable.

FEDERAL INCOME TAXES The Fund's policy was to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision was required.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities was recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund was made aware of the dividend. Interest income on investment securities was recorded on the accrual basis. Foreign income may have been subject to foreign withholding taxes which were accrued as applicable.

      The Fund recorded all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions were determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares were calculated in the same manner, at the same time and were in the same amount, except for the effect of expenses that may have been applied differently to each class.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) were determined at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees, if any, were calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses of the Trust were directly identifiable to an individual fund. Expenses which were not readily identifiable to a specific fund were allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

ORGANIZATION EXPENSE Expenses incurred in connection with the organization of the Fund have been capitalized and were being charged to the Fund's operations over the period that began with the commencement of investment operations of the Fund.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporated estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund.

BANK BORROWINGS The Fund was permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might have required the untimely disposition of securities. These agreements enabled the Fund to participate with other Funds managed by the Adviser in an unsecured line of credit with banks which permitted borrowings up to $600 million, collectively. Interest was charged to each Fund, based on its borrowing, at a rate equal to 0.50% over the Fed Funds Rate. In addition, a commitment fee, at a rate of 0.075% per annum based on the average daily unused portion of the line of credit, was allocated among the participating Funds. The Fund had no borrowing activity for the period ended December 5, 1997.

FOREIGN CURRENCY TRANSLATION All assets or liabilities initially expressed in terms of foreign currencies were translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments were translated at the rates prevailing at the dates of the transactions.

      The Fund did not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations were included with the net realized and unrealized gain or loss from investments.

      Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end resulting from changes in the exchange rate.

NOTE B --
MANAGEMENT FEE AND
TRANSACTIONS WITH AFFILIATES AND OTHERS

Under the investment management contract, the Fund paid a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.70% of the first $250,000,000 of the Fund's average daily net asset value and (b) 0.65% of the Fund's average daily net asset value in excess of $250,000,000.

      The Adviser had agreed to limit the Fund expenses, including the management fee (but not including the transfer agent fee and the 12b-1 fee), to 0.50% of the Fund's average daily net assets. Accordingly, the reduction in the Adviser's fee amounted to $254,572 for the period ended December 5, 1997. The Adviser reserved the right to terminate this limitation in the future.

      The Fund had a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended December 5, 1997, JH Funds received net sales charges of $50,090 with regard to sales of Class A shares. Out of this amount, $7,781 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $22,278 was paid as sales commissions to unrelated broker-dealers, and $20,031 was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), is the indirect sole shareholder of Distributors.

      Class B shares which were redeemed within six years of purchase were subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC were paid to JH Funds and were used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended December 5, 1997, the contingent deferred sales charges received by JH Funds amounted to $201,544.

      In addition, to reimburse JH Funds for the services it provides as distributors of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund made payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances

      The Fund had a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), a wholly owned subsidiary of JHMLICo. The Fund paid transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

      The Fund had an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the period was at an annual rate less than 0.02% of the average net assets of the Fund.

      Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are trustees and/or officers of the Adviser, and its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees was borne by the Fund. The unaffiliated Trustees could elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund made investments into other John Hancock funds as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability were recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At December 5, 1997, the Fund's investments to cover the defined compensation liability had unrealized appreciation of $393.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended December 5, 1997, aggregated $40,656,417 and $58,717,133, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended December 5, 1997.

      The cost of investments owned at December 5, 1997 (including the joint repurchase agreement) for federal income tax purposes was $52,827,296. Gross unrealized appreciation and depreciation of investments aggregated $13,008,953 and $237,732, respectively, resulting in net unrealized appreciation of $12,771,221.

NOTE D --
RECLASSIFICATION OF ACCOUNTS

During the period ended December 5, 1997, the Fund has reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $632,575, an increase in accumulated net investment income of $76,573 and an increase in capital paid-in of $556,002. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of December 5, 1997. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights excludes these adjustments.

TAX INFORMATION NOTICE (UNAUDITED)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund during the fiscal year ended December 5, 1997.

      The Fund designated a distribution to shareholders of $2,766,096 as a capital gain dividend. Of this amount, $1,964,480 is a 28% rate gain distribution and $801,616 is a 20% rate gain distribution.

      With respect to the dividends paid by the Fund for the fiscal year ended December 5, 1997, 66.26% qualify for the corporate dividends received deduction.